Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Refund liability (1)	128,478	232,859
Salary and welfare payables	113,945	171,520
Accrued marketing expenses	51,796	108,957
Payables to educational institutions (2)	23,071	24,452
Advanced deposits (3)	11,681	20,137
Other tax liabilities	15,263	15,537
Accrued service fees (4)	69,932	13,020
Payables for leasehold improvement and intangible assets	6,818	7,142
American Depositary Receipt commission - within one year	3,526	3,304
Other payables	10,715	10,861
	435,225	607,789

(1)	Refund liability represented the tutoring fee collected by the Group which it expects to refund back to its customer as a result of its refund policy.
(2)	The balance represented tuition fees collected from the students for their registrations with educational institutions.
(3)	Advanced deposits primarily included down payments paid by prospective students before contracts signing.
(4)	The balance represented accrued expenses for outsourced service providers and other professional services.